Share Effects of Share-based Compensation Awards Excluded from Computations of Diluted EPS (Detail) (Share-Based Compensation Awards) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-Based Compensation Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based compensation awards	5,817	4,263	2,789